Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 4,983,000,000	$ 2,524,000,000
2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,175,000,000
Derivative financial instruments liability	0
Derivative financial assets	170,000,000
Cash flow hedges | Aluminum price contracts | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount		695,000,000
Derivative financial instruments liability		0
Derivative financial assets		125,000,000
Cash flow hedges | Aluminum price contracts | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	102,000,000		$ 99
Derivative financial instruments liability	0		0
Derivative financial assets	62,000,000		$ 17
Cash flow hedges | PX+MEG (in millions of pesos) | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount		729,000,000
Derivative financial instruments liability		(65,000,000)
Derivative financial assets		0
Cash flow hedges | PX+MEG (in millions of pesos) | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	470,000,000
Derivative financial instruments liability	(28,000,000)
Derivative financial assets	5,000,000
Cash flow hedges | Sugar price contracts | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount		1,260,000,000
Derivative financial instruments liability		(18,000,000)
Derivative financial assets		275,000,000
Cash flow hedges | Sugar price contracts | 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,020,000,000	366,000,000
Derivative financial instruments liability	(7,000,000)	0
Derivative financial assets	502,000,000	$ 70,000,000
Cash flow hedges | Sugar price contracts | 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount	769,000,000
Derivative financial instruments liability	0
Derivative financial assets	$ 195,000,000